File No.  333-20621
                                                                 811-08031

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

          Pre-Effective Amendment No.  1                               |X|

          Post-Effective Amendment No.  __                             | |

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |X|

           Amendment No. 1                                             |X|


                       SELIGMAN VALUE FUND SERIES, INC.
              (Exact name of registrant as specified in charter)

                                100 PARK AVENUE
                           NEW YORK, NEW YORK  10017
                   (Address of principal executive offices)

   Registrant's Telephone Number:  212-850-1864 or Toll Free:  800-221-2450

                          THOMAS G. ROSE, Treasurer,
                                100 Park Avenue
                           New York, New York  10017
                    (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

|_| upon filing pursuant to paragraph (b)

|_| on (date) pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

|_| 75 days after filing pursuant to paragraph (a)(2) of rule 485

|_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant elects to register an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1).

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                                SELIGMAN VALUE FUND SERIES, INC.
                                     CROSS REFERENCE SHEET

Part A of Form N-1A
Item No.                                          Location in Prospectus
 1.  Cover Page                                   Cover Page

 2.  Synopsis                                     Summary of Series Expenses

 3.  Condensed Financial Information              Not Applicable

 4.  General Description of Registrant            Cover Page; Organization and Capitalization

 5.  Management of the Fund                       Management Services

 5a. Manager's Discussion of Fund                 Not Applicable
     Performance

 6.  Capital Stock and Other Securities           Organization and Capitalization

 7.  Purchase of Securities Being Offered         Alternative  Distribution System;  Purchase of Shares;
                                                  Administration,  Shareholder  Services and  Distribution
                                                  Plan

 8.  Redemption or Repurchase                     Telephone  Transactions;  Redemption of Shares; Exchange
                                                  Privilege

 9.  Pending Legal Proceedings                    Not Applicable

Part B of Form N-1A
Item No.                                          Location in  Statement  of  Additional  Information  or
Prospectus
10.  Cover Page                                   Cover Page

11.  Table of Contents                            Table of Contents

12.  General Information and History              General  Information;  Organization  and  Capitalization
                                                  (Prospectus); Appendix B

13.  Investment Objectives and Policies           Investment Objectives, Policies And Risks;  Investment
                                                  Limitations

14.  Management of the Registrant                 Management and Expenses

15.  Control Persons and Principal                Directors and Officers
        Holders of Securities

16.  Investment Advisory and Other Services       Management and Expenses; Distribution Services

17.  Brokerage Allocation                         Portfolio Transactions

18.  Capital Stock and Other Securities           General  Information;  Organization  and  Capitalization
                                                  (Prospectus)

19.  Purchase, Redemption and Pricing             Purchase and Redemption of Fund Shares;
     of Securities being Offered                  Valuation

20.  Tax Status                                   Federal Income Taxes (Prospectus)

21.  Underwriter                                  Distribution Services

22.  Calculation of Performance Data              Performance

23.  Financial Statements                         Financial Statement

            PART  A  to  this   Pre-Effective   Amendment   No.  1  to  the
            Registration   Statement  is   incorporated  by  reference  to
            Registrant's   Registration   Statement  on  Form  N-1A,  filed
            January 29, 1997.


            PART  B  to  this   Pre-Effective   Amendment   No.  1  to  the
            Registration   Statement  is   incorporated  by  reference  to
            Registrant's   Registration   Statement  on  Form  N-1A,  filed
            January 29, 1997.


            PART  C  to  this   Pre-Effective   Amendment   No.  1  to  the
            Registration   Statement  is   incorporated  by  reference  to
            Registrant's   Registration   Statement  on  Form  N-1A,  filed
            January 29, 1997.

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, The Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New
York, on the 5th day of February, 1997.

                                             SELIGMAN VALUE FUND SERIES, INC.


                                             By:     /s/  William C. Morris
William C. Morris, Chairman


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities indicated on February 5, 1997.

          Signature                             Title


  /s/  William C. Morris                  Chairman of the Board (Chief
     William C. Morris                     Executive Officer) and Director



  /s/  Brian T. Zino                      President and Director
     Brian T. Zino



  /s/  Thomas G. Rose                     Treasurer (Principal financial
     Thomas G. Rose                        and accounting officer)